Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Risk Management
Cash and cash equivalents	$ 263,747	$ 342,594	$ 384,092	$ 227,024
Short-term investments	4,500	25,000
Trade and other receivables	24,900	20,244
Dividends receivable and other amounts due from related parties	573	33,395
Derivative financial assets	4,001	15,188
Credit risk
Financial Risk Management
Cash and cash equivalents	263,747	342,594
Short-term investments	4,500	25,000
Trade and other receivables	24,900	20,244
Dividends receivable and other amounts due from related parties	573	33,395
Derivative financial assets	$ 4,001	$ 15,188
Credit risk | Shell
Financial Risk Management
Percentage of revenue	70.00%	74.20%	92.60%